19. RESTATEMENT OF PRIOR PERIOD FINANCIALS (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Restatement Of Prior Period Financials Ttables
Effects of prior period adjustments

As a result of the restatement, the table below sets forth the changes to be made in the consolidated financial statements for the Restated Periods:

Effect of Corrections	As Previously		As
	Reported	Adjustments	Restated
Balance Sheet as of December 31, 2013
Convertible notes payable (net of debt discount) – current portion	$2,930	$2,426	(1)	5,356
Total current liabilities	46,142	2,426	(1)	48,568
Convertible notes payable (net of debt discount), less current portion	341,907	268,043	(1)	609,950
Total long term liabilities	343,157	268,043	(1)	611,200
Common stock	1,204,096	(270,469)	(2)	933,627
Total stockholders’ equity	493,134	(270,469)	(2)	222,665

Accordingly, the consolidated balance sheet and statement of shareholders’ equity for the period from June 5, 2013 (Inception) to December 31, 2013 have been retroactively adjusted as summarized below:

Effect of Correction	As Previously		As
	Reported	Adjustments	Restated
Balance Sheet as of December 31, 2013
Convertible notes payable (net of debt discount) – current portion	$2,930	$2,426	$5,356
Total current liabilities	46,142	2,426	48,568
Convertible notes payable (net of debt discount), less current portion	341,907	268,043	609,950
Total long term liabilities	343,157	268,043	611,200
Common stock	1,204,096	(270,469)	933,627
Total stockholders’ equity	493,134	(270,469)	222,665
Statement of Changes in Shareholders’ Equity for the Period from June 5, 2013 (Inception) to December 31, 2013
Discount on convertible notes December 27, 2013	289,811	(270,469)	19,342
Common stock	1,204,096	(270,469)	933,627
Total stockholders’ equity	493,134	(270,469)	222,665